Earnings (Loss) Per Share (Tables)	12 Months Ended
Feb. 28, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Loss for basic and diluted loss per share available to common shareholders from continuing operations (1)	$(304)	$(5,873)	$(628)
Loss for basic and diluted loss per share available to common shareholders from discontinued operations	$—	$—	$(18)

Weighted-average number of shares outstanding (000’s) - basic and diluted (2)	527,684	525,168	524,160
Loss per share - reported
Basic and diluted loss per share from continuing operations	$(0.58)	$(11.18)	$(1.20)
Basic and diluted loss per share from discontinued operations	—	—	(0.03)
Total basic and diluted loss per share	$(0.58)	$(11.18)	$(1.23)

(1) The Company has not presented the dilutive effect of the Debentures using the if-converted method in the calculation of loss per share for the year ended February 28, 2015, as to do so would be antidilutive. See Note 10 for details on the Debentures.
(2) The Company has not presented the dilutive effect of in-the-money options or RSUs that will be settled upon vesting by the issuance of new common shares in the calculation of loss per share for the year ended February 28, 2015 as to do so would be antidilutive. As at February 28, 2015, there were 928,909 options and 23,890,603 RSUs outstanding that were in-the-money and may have a dilutive effect on earnings (loss) per share in future periods.